PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.           PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Buildings	794,353	798,216	736,515
Office equipment	21,747	21,733	18,976
Motor vehicles	1,241	1,369	1,488
Leasehold improvement	18,734	19,037	17,701
Land	50,731	50,731	50,731
Total	886,806	891,086	825,411
Less: Accumulated depreciation	(181,390)	(206,244)	(213,329)
Construction in progress	11,944	18,410	23,371
	717,360	703,252	635,453

Depreciation expense for property and equipment amounted to US$26,180, US$21,295, and US$23,441 for the years ended December 31, 2020, 2021 and 2022, respectively.